Annual Total Returns - FidelityMunicipalIncomeFund-RetailPRO - FidelityMunicipalIncomeFund-RetailPRO - Fidelity Municipal Income Fund - Fidelity Municipal Income Fund	Mar. 01, 2023
Bar Chart Table:
Annual Return 2013	(2.94%)
Annual Return 2014	10.59%
Annual Return 2015	3.31%
Annual Return 2016	(0.01%)
Annual Return 2017	6.67%
Annual Return 2018	0.80%
Annual Return 2019	8.50%
Annual Return 2020	4.63%
Annual Return 2021	2.85%
Annual Return 2022	(10.18%)